DEBT AND CREDIT FACILITIES 4 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Schedule Of Long Term Debt Maturities [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 731	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Two	1,360	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Three	344	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Four	814	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Five	659	[1]
Long-term Debt, Maturities, Repayments of Principal after Year Five	8,246	[1]
Long-term Debt Maturities, Total Repayments Of Principal	12,154	[1]
Schedule Of Long-term Debt Maturities, S D G E [Member]
Schedule Of Long Term Debt Maturities [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	10	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Two	140	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Three	274	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Four	10	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Five	10	[1]
Long-term Debt, Maturities, Repayments of Principal after Year Five	3,691	[1]
Long-term Debt Maturities, Total Repayments Of Principal	4,135	[1]
Schedule Of Long-term Debt Maturities, So Cal Gas [Member]
Schedule Of Long Term Debt Maturities [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Year Two	250	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Four	8	[1]
Long-term Debt, Maturities, Repayments of Principal after Year Five	1,155	[1]
Long-term Debt Maturities, Total Repayments Of Principal	1,413	[1]
Schedule Of Long-term Debt Maturities, Other Sempra Energy [Member]
Schedule Of Long Term Debt Maturities [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	721	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Two	970	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Three	70	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Four	796	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Five	649	[1]
Long-term Debt, Maturities, Repayments of Principal after Year Five	3,400	[1]
Long-term Debt Maturities, Total Repayments Of Principal	$ 6,606	[1]

[1]	Excludes capital lease obligations and market value adjustments for interest rate swaps.